Note 4 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related party transactions

In addition to transactions disclosed elsewhere in the consolidated financial statements, the related party transactions for the years presented were as follows:

Dr. Lan Huang

Dr. Lan Huang provided consulting services to BeyondSpring US at a fee of
$300,
$75
and
nil
for the years ended
December 31, 2015,
2016
and
2017,
respectively.

Wanchun Biotech as a noncontrolling shareholder

On
November 28, 2016
and
January 13, 2017,
Wanchunbulin entered into purchase contracts with Wanchun Biotech to purchase drugs from Wanchun Biotech for clinical research purpose. During the years ended
December 31, 2016
and
2017,
Wanchun Biotech purchased drugs amounting to
$110
(
RMB754
) and
$547
(
RMB3,770
) from
third
party vendors and sold to Wanchunbulin without any margin, respectively.

Due to related parties consisted of the following:

	December 31,
	2016	2017

Due to Dr. Lan Huang	210	-